Condensed Consolidated Balance Sheet - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 186,278	$ 111,051	$ 174,494
Prepaid expenses	39,644		10,000
Accounts receivable	6,957	1,325
Total Current Assets	232,879	112,376	184,494
Property and equipment, net	48,031	48,056	71,829
Security deposit	16,836	17,000	38,445
Minority investment in business			83,333
Total Assets	297,746	177,432	378,101
Current Liabilities
Accounts payable and accrued liabilities	1,121,056	1,462,106	1,387,068
Demand loan		10,366	10,366
Convertible Notes, net of debt discount and issuance costs	40,401	96,500	268,823
Current portion of capital lease payable	4,732	4,732	3,524
Note payable - related party, net of debt discount	1,112,295	1,249,000	1,365,325
Note payable, net of debt discount and issuance costs	105,128	689,500	15,579
Line of credit - related party		130,000
Line of credit		44,996	235,141
Deferred rent	11,829
Investor Deposit	208,428
Total Current Liabilities	2,603,869	3,687,200	3,285,826
Non-current Liabilities:
Capital lease payables			1,208
Convertible Notes - related party, net of debt discount	314	1,345,246
Convertible Notes, net of debt discount and issuance costs	186,103	2,512,293
Total Non-current Liabilities	186,417	3,857,539	1,208
Total Liabilities	2,790,286	7,544,739	3,287,034
Commitments and contingencies
Stockholders' Deficit
Common stock par value $0.001: 300,000,000 shares authorized; 40,524,432 and 33,894,582 issued and outstanding as of June 30, 2018 and December 31,2017 respectively	119,321	39,521	33,895
Additional paid in capital	31,990,831	14,387,247	10,075,941
Accumulated deficit	(34,583,684)	(21,775,107)	(13,018,811)
Less: Treasury stock, 220,000 and 220,000 shares, respectively	(19,007)	(19,007)
Total stockholders' deficit	(2,492,539)	(7,367,307)	(2,908,933)
Total Liabilities and Stockholders' Deficit	297,747	177,432	378,101
Series A Preferred stock
Stockholders' Deficit
Preferred stock value	31	31	33
Total stockholders' deficit		31	33
Series B Preferred stock
Stockholders' Deficit
Preferred stock value	8	8	8
Total stockholders' deficit		8	8
Series D Preferred stock
Stockholders' Deficit
Preferred stock value			1
Total stockholders' deficit			$ 1